BUSINESS SEGMENT INFORMATION - Trading and operating profit by business segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
BUSINESS SEGMENT INFORMATION
Operating profit	$ 934	$ 801	$ 628
Acquisition-related costs	(10)	9	12
Restructuring and rationalisation expenses		62	65
Amortisation and impairment of acquired intangibles	140	178	204
Legal and other	(16)	(30)	190
Trading profit of the business segment	1,048	1,020	1,099
Net interest expense	(51)	(46)	(38)
Share of results of associates	6	(3)	(16)
Gain on disposal of business		326
Taxation	(112)	(278)	(149)
Attributable profit for the year	767	$ 784	$ 410
Legal expenses	$ 10